UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				11/07/2006
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	17

Form 13F Information Table Value Total:  	$168,211
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ABX AIR, INC. CMN			COM		00080S101	5,330	 	948,343 	SH		SOLE		948,343
BROOKDALE SENIOR LIVING, INC. CMN	COM		112463104	28,846	 	621,420 	SH		SOLE		621,420
CAMECO CORPORATION CMN		COM		13321L108	12,512	 	342,145 	SH		SOLE		342,145
CAPITAL ONE FINANCIAL CORP CMN	PUT		14040H105	260 		7,424 	SH	PUT	SOLE		7,424
CHEVRON CORPORATION CMN	COM		166764100	21,443	 	330,609 	SH		SOLE		330,609
COMPTON PETROLEUM CORP CMN	COM		204940100	18,419		1,845,554SH		SOLE		1,845,554
ENTREE GOLD INC. CMN		COM		29383G100	201 		207,496 	SH		SOLE		207,496
HOSPIRA, INC. CMN		COM		441060100	10,168	 	265,683 	SH		SOLE		265,683
IRSA INVERSIONES Y REPRESENTAC IOCOM		450047204	10,611	 	838,125 	SH		SOLE		838,125
ICICI BANK LIMITED SPONS ADR	COM		45104G104	7,147		232,735 	SH		SOLE		232,735
INVERNESS MED INNOVATIONS INC C	COM		46126P106	15,290	 	439,868 	SH		SOLE		439,868
IVANHOE MINES LTD CMN		COM		46579N103	13,922		2,223,910SH		SOLE		2,223,910
LEAR CORPORATION CMN		CALL		521865105	342 		3,112 	SH	CALL	SOLE		3,112
OIL SERVICE HOLDRS TRUST CMN	ETF		678002106	2,597		20,000 	SH		SOLE		20,000
POLYMEDICA CORP CMN		COM		731738100	13,404	 	313,103 	SH		SOLE		313,103
ZILA INC CMN			COM		989513205	331 		133,464 	SH		SOLE		133,464
AIRCASTLE LIMITED CMN		COM		G0129K104	7,388		254,232 	SH		SOLE		254,232
